Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Restructuring and Related Costs

The following table summarizes restructuring information by type of cost:

	Workforce Reductions	Site Closure Costs	Other Projects	Total
Restructuring costs expected to be incurred	$25	$9	$1	$35
Cumulative restructuring costs incurred through December 31, 2012	$22	$9	$—	$31
Accrued liability at December 31, 2011	$6	$—	$—	$6
Restructuring charges	16	9	—	25
Payments	(13)	(9)	—	(22)

Accrued liability at December 31, 2012	$9	$—	$—	$9

The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Restructuring costs expected to be incurred	$13	$20	$2	$35
Cumulative restructuring costs incurred through December 31, 2012	$12	$19	$—	$31
Accrued liability at December 31, 2011	$1	$2	$3	$6
Restructuring charges (releases)	11	17	(3)	25
Payments	(5)	(17)	—	(22)

Accrued liability at December 31, 2012	$7	$2	$—	$9

The following table summarizes restructuring information by type of cost:

	Workforce Reductions	Site Closure Costs	Other Projects	Total
Cumulative restructuring costs incurred through December 31, 2010	$46	$5	$4	$55
Accrued liability at December 31, 2009	$20	$—	$—	$20
Restructuring charges	10	3	2	15
Payments	(23)	(3)	(2)	(28)

Accrued liability at December 31, 2010	$7	$—	$—	$7

The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Cumulative restructuring costs incurred through December 31, 2010	$43	$5	$7	$55
Accrued liability at December 31, 2009	$15	$2	$3	$20
Restructuring charges	14	1	—	15
Payments	(24)	(2)	(2)	(28)

Accrued liability at December 31, 2010	$5	$1	$1	$7